Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom Income Portfolio - VIP Investor Freedom Income Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505